Loans and Leases (Loans By Credit Quality Indicators) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
2013
Loans Receivable	$ 354,250,015	$ 360,937,164	$ 6,917,605
Pass [Member]
2013
Loans Receivable	180,757,979	226,412,056
Special Mention [Member]
2013
Loans Receivable	10,368,661	11,296,078
Substandard [Member]
2013
Loans Receivable	8,632,022	9,194,253
Doubtful [Member]
2013
Loans Receivable		308,005
Not Rated [Member]
2013
Loans Receivable	154,491,353	113,726,772
Commercial Portfolio Segment [Member]
2013
Loans Receivable	237,299,236	235,988,490
Commercial Portfolio Segment [Member] | Pass [Member]
2013
Loans Receivable	41,184,348	53,737,496
Commercial Portfolio Segment [Member] | Special Mention [Member]
2013
Loans Receivable	2,806,324	1,515,485
Commercial Portfolio Segment [Member] | Substandard [Member]
2013
Loans Receivable	2,656,154	180,574
Commercial Portfolio Segment [Member] | Doubtful [Member]
2013
Loans Receivable		197,803
Commercial Portfolio Segment [Member] | Not Rated [Member]
2013
Loans Receivable	19,679,948	8,191,808
Commercial and Multi-Family Real Estate [Member]
2013
Loans Receivable	205,970,382	211,946,650
Commercial and Multi-Family Real Estate [Member] | Pass [Member]
2013
Loans Receivable	139,351,079	172,674,560
Commercial and Multi-Family Real Estate [Member] | Special Mention [Member]
2013
Loans Receivable	7,562,337	9,780,593
Commercial and Multi-Family Real Estate [Member] | Substandard [Member]
2013
Loans Receivable	5,975,868	8,902,162
Commercial and Multi-Family Real Estate [Member] | Doubtful [Member]
2013
Loans Receivable		110,202
Commercial and Multi-Family Real Estate [Member] | Not Rated [Member]
2013
Loans Receivable	53,081,098	20,479,134
Residential 1-4 Family Real Estate [Member]
2013
Loans Receivable	78,095,566	80,367,773
Residential 1-4 Family Real Estate [Member] | Pass [Member]
2013
Loans Receivable	222,552
Residential 1-4 Family Real Estate [Member] | Substandard [Member]
2013
Loans Receivable		110,759
Residential 1-4 Family Real Estate [Member] | Not Rated [Member]
2013
Loans Receivable	77,873,014	80,257,013
Consumer Portfolio Segment [Member]
2013
Loans Receivable	3,857,293	4,799,575
Consumer Portfolio Segment [Member] | Substandard [Member]
2013
Loans Receivable		758
Consumer Portfolio Segment [Member] | Not Rated [Member]
2013
Loans Receivable	$ 3,857,293	$ 4,798,817